Related Parties (Details) ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS (₪)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS (₪)	Jan. 31, 2016 USD ($)	Jan. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 ILS (₪)	Dec. 31, 2014 ILS (₪)	Dec. 31, 2013 ILS (₪)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS (₪)	Dec. 31, 2011 ILS (₪)
Related Parties (Textual)
Acquisition cost		$ 2,000
Employment agreements and compensation [Member]
Related Parties (Textual)
Gross salary		30,800	₪ 120,000
Compensation related expenses		125	₪ 487	$ 113	₪ 405	$ 130	₪ 471
Annual performance bonus		360,000
Dividends [Member]
Related Parties (Textual)
Dividends paid	$ 2,833	$ 11,000		125		300				₪ 42,825	$ 6,251	₪ 23,560	₪ 474	₪ 1,140			₪ 10,760
Income tax rate dividend percent	15.00%	20.00%	20.00%
Dividends [Member] | Subsequent event [Member]
Related Parties (Textual)
Dividends paid								$ 3,404	₪ 13,277
Controlling Shareholders [Member]
Related Parties (Textual)
Description of acquired entity		A Controlling Shareholder owns 100% of Alan Ltd. ("Alan") which holds a 60% interest in Active Intelligence Labs Ltd. (Israel) ("AIL").	A Controlling Shareholder owns 100% of Alan Ltd. ("Alan") which holds a 60% interest in Active Intelligence Labs Ltd. (Israel) ("AIL").
Ownership percentage		100.00%								100.00%
Acquisition cost		$ 780		420
Due from related party				555		205
Interest rate		3.30%								3.30%
Controlling Shareholders [Member] | Employment agreements and compensation [Member]
Related Parties (Textual)
Compensation related expenses		$ 2,600	₪ 10,000
Controlling Shareholders [Member] | Dividends [Member]
Related Parties (Textual)
Dividends paid		$ 1,163		$ 817		$ 231				₪ 4,523			₪ 2,350	₪ 1,379	$ 197	₪ 894